Schedule of Investments (unaudited)
June 30, 2026
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 Franklin International Equity Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.4%
Communication Services — 2.3%
Diversified Telecommunication Services — 1.2%
Deutsche Telekom AG, Registered Shares	92,300	$2,516,494 (a)
Telstra Group Ltd.	408,301	1,431,859 (a)
Total Diversified Telecommunication Services		3,948,353
Interactive Media & Services — 0.4%
LY Corp.	476,600	1,268,500 (a)
Wireless Telecommunication Services — 0.7%
SoftBank Group Corp.	16,700	619,458 (a)
Vodafone Group PLC	1,478,292	1,956,612 (a)
Total Wireless Telecommunication Services		2,576,070

Total Communication Services		7,792,923
Consumer Discretionary — 10.4%
Automobile Components — 0.1%
Aisin Corp.	15,700	213,154 (a)
Automobiles — 1.6%
Mercedes-Benz Group AG	35,525	1,786,861 (a)
Subaru Corp.	77,900	1,139,700 (a)
Suzuki Motor Corp.	155,000	1,874,840 (a)
Toyota Motor Corp.	50,700	849,352 (a)
Total Automobiles		5,650,753
Broadline Retail — 2.0%
Next PLC	12,698	2,449,988 (a)
Ryohin Keikaku Co. Ltd.	83,100	1,816,404 (a)
Wesfarmers Ltd.	38,916	2,435,491 (a)
Total Broadline Retail		6,701,883
Hotels, Restaurants & Leisure — 1.2%
Evolution AB	27,809	1,908,943 *(a)(b)
Galaxy Entertainment Group Ltd.	106,000	399,041 (a)
InterContinental Hotels Group PLC	10,223	1,757,156 (a)
Total Hotels, Restaurants & Leisure		4,065,140
Household Durables — 1.4%
Panasonic Holdings Corp.	49,100	1,381,349 (a)
Sony Group Corp.	162,900	3,278,210 (a)
Total Household Durables		4,659,559
Leisure Products — 0.3%
Bandai Namco Holdings Inc.	48,700	1,128,919 (a)
Specialty Retail — 0.8%
Industria de Diseno Textil SA	19,429	1,224,655 (a)
Kingfisher PLC	388,738	1,459,584 (a)
Total Specialty Retail		2,684,239
Textiles, Apparel & Luxury Goods — 3.0%
Asics Corp.	68,100	1,852,232 (a)
Cie Financiere Richemont SA, Registered Shares	10,544	2,433,855 (a)
LVMH Moet Hennessy Louis Vuitton SE	6,313	3,491,470 (a)
See Notes to Schedule of Investments.

Franklin International Equity Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Textiles, Apparel & Luxury Goods — continued
Pandora A/S	23,204	$2,665,828 (a)
Total Textiles, Apparel & Luxury Goods		10,443,385

Total Consumer Discretionary		35,547,032
Consumer Staples — 6.7%
Beverages — 0.6%
Kirin Holdings Co. Ltd.	111,800	1,928,124 (a)
Consumer Staples Distribution & Retail — 1.4%
Carrefour SA	98,255	1,824,102 (a)
Koninklijke Ahold Delhaize NV	52,294	2,104,435
Tesco PLC	163,389	996,036 (a)
Total Consumer Staples Distribution & Retail		4,924,573
Food Products — 2.5%
Barry Callebaut AG, Registered Shares	1,207	1,669,040 (a)
Nestle SA, Registered Shares	53,407	5,477,698 (a)
WH Group Ltd.	1,484,500	1,574,038 (a)(b)
Total Food Products		8,720,776
Personal Care Products — 2.1%
Kao Corp.	43,000	852,203 (a)
L’Oreal SA	7,182	3,148,279 (a)
Unilever PLC	50,932	3,059,364 (a)
Total Personal Care Products		7,059,846
Tobacco — 0.1%
Imperial Brands PLC	9,500	351,109 (a)

Total Consumer Staples		22,984,428
Energy — 3.1%
Oil, Gas & Consumable Fuels — 3.1%
Baytex Energy Corp.	96,900	388,762
ENEOS Holdings Inc.	218,700	1,618,898 (a)
Eni SpA	15,631	366,729 (a)
Equinor ASA	63,988	2,017,758 (a)
Repsol SA	89,952	2,247,416 (a)
Shell PLC	44,927	1,745,638 (a)
Suncor Energy Inc.	26,800	1,441,805
TotalEnergies SE	9,481	733,123 (a)

Total Energy		10,560,129
Financials — 23.4%
Banks — 14.1%
AIB Group PLC	231,117	2,716,199 (a)
Banco Santander SA	407,986	5,662,787 (a)
Barclays PLC	493,092	3,304,210 (a)
BNP Paribas SA	30,686	3,583,915 (a)
Commonwealth Bank of Australia	10,027	1,142,720 (a)
Credit Agricole SA	86,540	1,740,586 (a)
HSBC Holdings PLC	369,952	6,995,531 (a)
ING Groep NV	99,069	3,125,956 (a)
Intesa Sanpaolo SpA	450,833	3,098,705 (a)
Lloyds Banking Group PLC	205,716	301,071 (a)
See Notes to Schedule of Investments.

Franklin International Equity Fund 2026 Quarterly Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Mitsubishi UFJ Financial Group Inc.	56,800	$1,131,623 (a)
NatWest Group PLC	338,481	2,986,741 (a)
Societe Generale SA	31,876	2,821,350 (a)
Standard Chartered PLC	104,501	2,825,976 (a)
Sumitomo Mitsui Financial Group Inc.	9,300	364,551 (a)
Toronto-Dominion Bank	16,400	1,994,018
UniCredit SpA	46,659	4,181,522 (a)
Total Banks		47,977,461
Capital Markets — 2.3%
3i Group PLC	59,122	1,944,162 (a)
Deutsche Bank AG, Registered Shares	91,686	3,105,130 (a)
IGM Financial Inc.	33,000	1,842,369
UBS Group AG, Registered Shares	20,424	1,012,237 (a)
Total Capital Markets		7,903,898
Financial Services — 1.3%
Industrivarden AB, Class A Shares	31,503	1,767,445 (a)
ORIX Corp.	40,400	1,538,898 (a)
Washington H Soul Pattinson & Co. Ltd.	37,801	1,208,299 (a)
Total Financial Services		4,514,642
Insurance — 5.7%
Aegon Ltd.	216,015	1,838,373 (a)
AIA Group Ltd.	29,400	269,164 (a)
Allianz SE, Registered Shares	3,841	1,818,130 (a)
AXA SA	61,176	3,065,495 (a)
Japan Post Holdings Co. Ltd.	149,800	2,013,486 (a)
Japan Post Insurance Co. Ltd.	164,800	1,557,756 (a)
MS&AD Insurance Group Holdings Inc.	82,700	2,143,581 (a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,090	1,725,643 (a)
NN Group NV	20,921	1,834,121 (a)
Sompo Holdings Inc.	62,400	2,370,594 (a)
Swiss Re AG	5,041	801,267 (a)
Total Insurance		19,437,610

Total Financials		79,833,611
Health Care — 11.4%
Biotechnology — 0.5%
Swedish Orphan Biovitrum AB	33,383	1,591,277 *(a)
Health Care Equipment & Supplies — 1.1%
Hoya Corp.	15,200	2,451,781 (a)
Smith & Nephew PLC	85,767	1,239,521 (a)
Total Health Care Equipment & Supplies		3,691,302
Pharmaceuticals — 9.8%
Astellas Pharma Inc.	139,100	1,860,694 (a)
AstraZeneca PLC	32,596	6,085,814 (a)
GSK PLC	135,399	3,554,617 (a)
Ipsen SA	9,238	1,780,339 (a)
Novartis AG, Registered Shares	41,705	6,518,175 (a)
Novo Nordisk A/S, Class B Shares	16,451	790,091 (a)
See Notes to Schedule of Investments.

Franklin International Equity Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Otsuka Holdings Co. Ltd.	26,800	$1,783,786 (a)
Roche Holding AG	16,100	6,618,491 (a)
Sanofi SA	38,180	3,264,529 (a)
Shionogi & Co. Ltd.	79,800	1,363,505 (a)
Total Pharmaceuticals		33,620,041

Total Health Care		38,902,620
Industrials — 17.9%
Aerospace & Defense — 3.3%
Airbus SE	2,849	633,879 (a)
BAE Systems PLC	73,518	1,801,679 (a)
Rolls-Royce Holdings PLC	252,544	4,841,178 (a)
Safran SA	10,168	4,007,016 (a)
Total Aerospace & Defense		11,283,752
Air Freight & Logistics — 0.8%
Deutsche Post AG	46,410	2,821,563 (a)
Building Products — 1.5%
Cie de Saint-Gobain SA	11,203	1,015,915 (a)
Daikin Industries Ltd.	17,300	2,638,921 (a)
Geberit AG, Registered Shares	2,187	1,459,422 (a)
Total Building Products		5,114,258
Construction & Engineering — 1.3%
ACS Actividades de Construccion y Servicios SA	18,652	2,742,905 (a)
Bouygues SA	12,262	684,756 (a)
Eiffage SA	6,020	887,981 (a)
Taisei Corp.	2,500	221,306 (a)
Total Construction & Engineering		4,536,948
Electrical Equipment — 2.7%
ABB Ltd., Registered Shares	42,817	4,657,605 (a)
Mitsubishi Electric Corp.	43,300	1,588,006 (a)
Schneider Electric SE	3,439	1,125,329 (a)
Vestas Wind Systems A/S	70,442	1,994,452 (a)
Total Electrical Equipment		9,365,392
Ground Transportation — 0.4%
Central Japan Railway Co.	61,000	1,302,047 (a)
Industrial Conglomerates — 0.6%
Hitachi Ltd.	28,300	783,233 (a)
Siemens AG, Registered Shares	4,604	1,480,220 (a)
Total Industrial Conglomerates		2,263,453
Machinery — 2.7%
Atlas Copco AB, Class A Shares	35,277	715,029 (a)
GEA Group AG	5,756	395,241 (a)
Kone oyj, Class B Shares	16,143	918,295 (a)
Makita Corp.	40,100	1,442,046 (a)
Mitsubishi Heavy Industries Ltd.	16,800	381,742 (a)
Sandvik AB	9,666	399,159 (a)
Schindler Holding AG	3,816	1,264,991 (a)
Wartsila oyj Abp	58,438	2,231,874 (a)
See Notes to Schedule of Investments.

Franklin International Equity Fund 2026 Quarterly Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
Yangzijiang Shipbuilding Holdings Ltd.	601,400	$1,595,397 (a)
Total Machinery		9,343,774
Marine Transportation — 0.5%
SITC International Holdings Co. Ltd.	404,000	1,620,668 (a)
Passenger Airlines — 0.7%
International Consolidated Airlines Group SA	366,269	2,325,128 (a)
Professional Services — 1.6%
Recruit Holdings Co. Ltd.	58,300	4,056,454 (a)
RELX PLC	27,076	855,732 (a)
Wolters Kluwer NV	7,008	453,135 (a)
Total Professional Services		5,365,321
Trading Companies & Distributors — 1.2%
AerCap Holdings NV	13,111	1,911,322
Mitsubishi Corp.	29,800	797,215 (a)
Toyota Tsusho Corp.	34,400	1,280,442 (a)
Total Trading Companies & Distributors		3,988,979
Transportation Infrastructure — 0.6%
Aena SME SA	64,187	1,955,947 (a)(b)

Total Industrials		61,287,230
Information Technology — 13.1%
Communications Equipment — 0.6%
Telefonaktiebolaget LM Ericsson, Class B Shares	200,942	2,253,504 (a)
Electronic Equipment, Instruments & Components — 0.5%
Yokogawa Electric Corp.	47,000	1,651,730 (a)
IT Services — 0.2%
Fujitsu Ltd.	32,100	637,827 (a)
Semiconductors & Semiconductor Equipment — 10.0%
Advantest Corp.	24,600	5,060,920 (a)
ASML Holding NV	7,446	14,744,390 (a)
Kioxia Holdings Corp.	8,100	4,707,962 *(a)
Lasertec Corp.	8,600	2,731,691 (a)
SCREEN Holdings Co. Ltd.	7,700	863,762 (a)
Tokyo Electron Ltd.	12,600	6,109,162 (a)
Total Semiconductors & Semiconductor Equipment		34,217,887
Software — 1.2%
Sage Group PLC	76,395	828,814 (a)
SAP SE	21,006	3,238,038 (a)
Total Software		4,066,852
Technology Hardware, Storage & Peripherals — 0.6%
Logitech International SA, Registered Shares	20,955	1,965,759 (a)

Total Information Technology		44,793,559
Materials — 6.1%
Chemicals — 1.1%
Air Liquide SA	1,708	338,289 (a)
Asahi Kasei Corp.	166,900	1,856,277 (a)
Yara International ASA	35,514	1,561,829 (a)
Total Chemicals		3,756,395
See Notes to Schedule of Investments.

Franklin International Equity Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Construction Materials — 0.7%
Holcim AG		25,746	$2,321,330 (a)
Metals & Mining — 4.3%
BHP Group Ltd.		124,652	5,194,618 (a)
Endeavour Mining PLC		35,490	1,738,337 (a)
Evraz PLC		161,909	0 *(a)(c)(d)
Fortescue Ltd.		117,642	1,565,849 (a)
Fresnillo PLC		11,909	433,693 (a)
Kinross Gold Corp.		60,300	1,427,727
Mitsui Kinzoku Co. Ltd.		3,400	909,806 (a)
Norsk Hydro ASA		173,515	1,570,100 (a)
OceanaGold Corp.		46,833	1,173,921
Wesdome Gold Mines Ltd.		41,800	717,666 *
Total Metals & Mining			14,731,717

Total Materials			20,809,442
Real Estate — 0.1%
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd.		57,500	324,843 (a)

Utilities — 4.9%
Electric Utilities — 3.1%
Acciona SA		3,051	966,638 (a)
Endesa SA		46,500	2,112,782 (a)
Enel SpA		276,323	3,169,532 (a)
Iberdrola SA		174,910	4,353,436 (a)
Total Electric Utilities			10,602,388
Gas Utilities — 0.8%
Osaka Gas Co. Ltd.		40,000	1,347,737 (a)
Tokyo Gas Co. Ltd.		40,100	1,518,418 (a)
Total Gas Utilities			2,866,155
Independent Power and Renewable Electricity Producers — 0.5%
RWE AG		25,277	1,634,665 (a)
Multi-Utilities — 0.5%
Centrica PLC		743,318	1,684,537

Total Utilities			16,787,745
Total Common Stocks (Cost — $270,613,066)			339,623,562
	Expiration Date	Rights
Rights — 0.0%††
Industrials — 0.0%††
Construction & Engineering — 0.0%††
ACS Actividades de Construccion y Servicios SA (Cost — $39,660)	7/25/26	18,652	39,150 *
Total Investments before Short-Term Investments (Cost — $270,652,726)			339,662,712
See Notes to Schedule of Investments.

Franklin International Equity Fund 2026 Quarterly Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.7%
Invesco Treasury Portfolio, Institutional Class (Cost — $2,340,192)	3.562%	2,340,192	$2,340,192 (e)
Total Investments — 100.1% (Cost — $272,992,918)			342,002,904
Liabilities in Excess of Other Assets — (0.1)%			(359,430)
Total Net Assets — 100.0%			$341,643,474

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	Rate shown is one-day yield as of the end of the reporting period.
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI EAFE Index	20	9/26	$3,176,433	$3,145,300	$(31,133)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin International Equity Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin International Equity Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$399,041	$35,147,991	—	$35,547,032
Consumer Staples	3,678,473	19,305,955	—	22,984,428
Energy	1,830,567	8,729,562	—	10,560,129
Financials	3,836,387	75,997,224	—	79,833,611
Industrials	5,127,387	56,159,843	—	61,287,230
Materials	3,319,314	17,490,128	$0 **	20,809,442
Real Estate	324,843	—	—	324,843
Utilities	3,797,319	12,990,426	—	16,787,745
Other Common Stocks	—	91,489,102	—	91,489,102
Rights	39,150	—	—	39,150
Total Long-Term Investments	22,352,481	317,310,231	0 **	339,662,712
Short-Term Investments†	2,340,192	—	—	2,340,192
Total Investments	$24,692,673	$317,310,231	$0 **	$342,002,904
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$31,133	—	—	$31,133

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
**	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin International Equity Fund 2026 Quarterly Report